Aristotle Portfolio Optimization Moderate Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

AFFILIATED OPEN-END FUNDS - 67.9%(a)	Shares	Value
Aristotle Core Equity Fund - Class I	6,888,214	$79,765,513
Aristotle Core Income Fund - Class I	13,813,926	134,685,776
Aristotle Floating Rate Income Fund - Class I	363,037	3,459,745
Aristotle Growth Equity Fund - Class I	8,295,861	106,269,980
Aristotle High Yield Bond Fund - Class I	2,707,497	24,936,046
Aristotle International Equity Fund - Class I	5,902,483	63,215,595
Aristotle Short Duration Income Fund - Class I	8,853,318	89,684,110
TOTAL AFFILIATED OPEN-END FUNDS (Cost $475,521,612)		502,016,765

EXCHANGE TRADED FUNDS - 31.8%	Shares	Value
iShares Russell 2000 Growth ETF	32,277	8,140,905
iShares Russell 2000 Value ETF	51,648	8,022,484
iShares TIPS Bond ETF	101,105	10,867,776
Vanguard Emerging Markets Government Bond ETF	235,896	15,038,370
Vanguard FTSE Emerging Markets ETF	266,749	10,963,384
Vanguard Mid-Cap Growth ETF	109,812	24,111,420
Vanguard Mid-Cap Value ETF	159,577	23,140,261
Vanguard Real Estate ETF	45,277	4,000,676
Vanguard Total Bond Market ETF	422,777	31,095,249
Vanguard Value ETF	667,685	99,818,907
TOTAL EXCHANGE TRADED FUNDS (Cost $220,772,387)		235,199,432

TOTAL INVESTMENTS - 99.7% (Cost $696,293,999)		$737,216,197
Other Assets in Excess of Liabilities - 0.3%		1,763,352
TOTAL NET ASSETS - 100.0%		$738,979,549

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940. Please refer to the “Transactions in Affiliates” for further disclosures related to these affiliated securities.